Summary of Accounting and Financial Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Summary of Accounting and Financial Policies [Line Items]
Parent company percentage owned by affiliates	99.00%			99.00%
Equity Income	$ 0.2	$ 0.1	$ 0
Shipping and Handling costs	87.3	94.8	82.1
Book Overdrafts	37.5	49.3
Foreign Currency transaction gain (loss)	$ (1.5)	$ (0.8)	$ (2.7)
Acofran
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by Parent	50.00%			50.00%
Ryerson China
Summary of Accounting and Financial Policies [Line Items]
Ownership percentage by Parent	50.00%			50.00%
Additional ownership interest through affiliates	50.00%			50.00%